EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

22.  EQUITY TRANSACTIONS

The authorized share capital consisted of 2,000,000,000 ordinary shares at a par value of US$0.00005 per share, of which 1,599,935,000 shares were designated as Class A ordinary shares, 65,000 shares as Class A preference shares and 400,000,000 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. The voting power of each Class A preference share is equal to that of 10,000 Class A ordinary shares. The Class A preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs and are not entitled to receive dividends.

In 2019, 3,572,880 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share, resulting in the issuance of 3,572,880 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$2,456, and 1,224,180 restricted shares were vested and exercised without exercise prices. During the year 2019, 64,400,200 Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2019, 420,001,792 and 10,000,099 Class A and Class B ordinary shares were issued and outstanding, respectively.

22.  EQUITY TRANSACTIONS (continued)

In 2020, 125,900 share options were exercised at the exercise prices of US$0.2 per share, resulting in the issuance of 125,900 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$27. During the year of 2020, 10,000,000 Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2020, 430,127,692 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2021, 3,508,990 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share resulting in the issuance of 3,508,990 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$2,496, and 34,632,130 restricted shares were vested and exercised without exercise prices. During the year ended December 31, 2021, 185,572,963 Class A ordinary shares were issued for private placement and 56,236,295 Class A ordinary shares were issued for business combinations. As of December 31, 2021, 710,078,070 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.

The Company’s Board of Directors has appointed Mr. Man San Vincent Law as its Executive Director, effective as of April 5, 2021, and authorized the Company to issue 65,000 Class A preference shares (the “Preference Shares”) at US$1.0 per share, for a total consideration of US$65,000, to Good Luck Capital Limited (“Good Luck”), a company wholly-owned by Mr. Law. Following the issuance of the Preference Shares, Mr. Man San Vincent Law’s aggregate voting power increased from approximately 17.66% to approximately 54.90% (based on the Company’s total outstanding share capital as of December 31, 2021). The following is a summary of the key terms associated with the Preference Shares.

(1)The voting power of each Preference Share is equal to that of 10,000 Class A ordinary shares of the Company, subject to proportional reduction commensurate with the number of Class A ordinary shares beneficial owned by Good Luck;
(2)The Preference Shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs;
(3)The Preference Shares are not entitled to receive dividends;
(4)If Good Luck transfers the Preference Shares to a third party which is not an affiliate of Good Luck, or when Good Luck ceases to be controlled by any person holding executive office in or being a member of the board of director of the Company, Class A Preference Shares shall cease to have any voting right and
(5)If Mr. Law ceases to serve as a director of the Company, the Company shall be entitled to redeem the Class A Preference Shares at the original subscription price.